Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options	9 Months Ended	12 Months Ended		87 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2013
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options [Line Items]
Dividend yield	0.00%	0.00%
Employee Stock Option [Member] | Minimum [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)				5 years
Expected volatility				60.00%
Risk-free interest rate			0.76%	0.76%
Employee Stock Option [Member] | Maximum [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)				6 years 3 months
Expected volatility				79.00%
Risk-free interest rate			0.84%	4.70%
Employee Stock Option [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)	5 years		5 years		5 years	5 years
Expected volatility			68.00%			67.00%
Risk-free interest rate	1.80%				0.87%	0.84%
Dividend yield	0.00%		0.00%	0.00%	0.00%	0.00%